Adjustments of the prior year end balances (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments of the prior year end balances [Line Items]
Intangible assets, net		₩ 4,320,134	₩ 4,273,321	₩ 4,226,512
Deferred tax liabilities		22,020	9,982
Retained earnings	[1],[2],[3],[4]	₩ 22,959,440	20,791,681
Before adjustments
Adjustments of the prior year end balances [Line Items]
Intangible assets, net			4,271,969
Deferred tax liabilities			9,712
Retained earnings			20,790,599
Adjustments
Adjustments of the prior year end balances [Line Items]
Intangible assets, net			1,352
Deferred tax liabilities			270
Retained earnings			1,082
After adjustments
Adjustments of the prior year end balances [Line Items]
Intangible assets, net			4,273,321
Deferred tax liabilities			9,982
Retained earnings			₩ 20,791,681

[1]	The acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed and the amount was adjusted retrospectively.
[2]	The reserve for loan losses in the retained earnings amounted to KRW 5,953 million and KRW 7,572 million as of December 31, 2017 and 2018, respectively.
[3]	The reserve for profits of the Group, due to In accordance with Article 53 of the Financial Holding Company Act, amounted to KRW 1,992,716 million and KRW 2,068,190 million as of December 31, 2017 and 2018, respectively.
[4]	The total amount of retained earnings from the consolidated subsidiaries that are not available for the payment of cash dividends due to the related regulation is KRW 5,800,002 million.